FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2007
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                          [X] is a restatement
                          [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:         Stark Event Management LLC
Address:      3600 South Lake Drive
              St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Daniel J. McNally
Title:        General Counsel
Phone:        (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally          St. Francis, Wisconsin           May 25, 2007
------------------------     -----------------------------     ----------------
       (Signature)                   (City, State)                  (Date)

This filing restates the securities holdings reported by Stark Event Management LLC on the Form 13F filed on May 14, 2007 to correct certain errors in that filing.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        48

Form 13F Information Table Value Total:        $110,101 (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and was filed separately with the Securities and Exchange Commission on May 14, 2007.

List of Other Included Managers:                     None

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

                                                             General Holdings

                                                                  Form 13F
                                                         Stark Event Management LLC
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         Column1:               Column2:   Column3:   Column4:          Column5:         Column6:    Column7:           Column8:
         Name of               Title of     CUSIP      Value      Shrs or   SH/  Put/   Investment    Other        Voting Authority
          Issuer                 Class                (X$1000)    Prn Amt   PRN  Call   Discretion   Managers    Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                 Common   02209S103     $9,057    103,142   SH             Sole                 103,142
AK STEEL HOLDING CORP            Common   001547108     $2,933    125,375   SH             Sole                 125,375
AMR CORP                         Common   001765106       $141      4,644   SH             Sole                   4,644
AMR CORP                         Option   001765906     $1,413     46,400        Call      Sole                  46,400
Apache Corp                      Common   037411105     $2,592     36,661   SH             Sole                  36,661
ARCELOR MITTAL                   Common   03937E101       $344      6,500   SH             Sole                   6,500
BANCO FRANCES                    Common   07329M100        $10        813   SH             Sole                     813
BANCO MARCO SA- ADR              Common   05961W105        $64      1,872   SH             Sole                   1,872
BERRY PETROLEUM CO.              Common   085789105        $93      3,029   SH             Sole                   3,029
CHESAPEAKE ENERGY CORP           Option   165167907     $4,277    138,500        Call      Sole                 138,500
COMCAST CORP                     Common   20030N101     $1,184     45,642   SH             Sole                  45,642
CONTINENTAL AIRLINES             Common   210795308       $139      3,809   SH             Sole                   3,809
Dominion Resources Inc/VA        Common   25746U109       $985     11,091   SH             Sole                  11,091
EDISON INTERNATIONAL INC         Common   281020107       $245      4,996   SH             Sole                   4,996
Energy Conversion Devices        Common   292659109     $1,085     31,066   SH             Sole                  31,066
Energy Partners Ltd              Common   29270U105       $118      6,500   SH             Sole                   6,500
Exelon Corp                      Option   30161N901     $5,428     79,000        Call      Sole                  79,000
FOUNDATION COAL HLDGS INC COM    Common   35039W100       $773     22,500   SH             Sole                  22,500
FREEPORT-MCMORAN C & G           Common   35671D857     $4,807     72,623   SH             Sole                  72,623
FreightCar America               Common   357023100       $423      8,775   SH             Sole                   8,775
GRUPO FINANCIARO
 GALICIA S A SP ADR 10           Common   399909100        $78      7,470   SH             Sole                   7,470
Hawaiian Holdings Inc.           Common   419879101       $177     56,197   SH             Sole                  56,197
HORIZON OFFSHORE INC COM         Common   44043J204       $141      9,750   SH             Sole                   9,750
ISHARES MSCI BRAZIL              Common   464286400     $6,556    133,205   SH             Sole                 133,205
ISHARES MSCI BRAZIL              Option   464286900    $16,065    326,400        Call      Sole                 326,400
McDermott International Inc      Common   580037109       $485      9,903   SH             Sole                   9,903
McDermott International Inc      Option   580037909     $1,763     36,000        Call      Sole                  36,000
MIRANT CORP                      Common   60467R100       $397      9,805   SH             Sole                   9,805
NABORS INDUSTRIES LTD            Common   G6359F103        $95      3,200   SH             Sole                   3,200
PEABODY ENERGY CORP              Common   704549104       $822     20,418   SH             Sole                  20,418
PEABODY ENERGY CORP              Option   704549904     $1,489     37,000        Call      Sole                  37,000
PRIDE INTERNATIONAL INC          Common   74153Q102     $5,036    167,324   SH             Sole                 167,324
RANGE RESOURCES CORP             Common   75281A109       $435     13,025   SH             Sole                  13,025
Realogy Corp                     Common   75605E100     $5,446    183,934   SH             Sole                 183,934
Reliance Steel & Aluminum Co     Common   759509102     $1,867     38,583   SH             Sole                  38,583
SID Call Apr2007 Strike 35       Option   20440W905         $0    118,500        Call      Sole                 118,500
SPDR Trust Series 1              Common   78462F103     $1,629     11,475   SH             Sole                  11,475
SUNTECH POWER HOLDINGS           Common   86800C104       $339      9,788   SH             Sole                   9,788
TIME WARNER CABLE CL A-
 W/I (expectant s                Common   88732J108    $13,696    365,523   SH             Sole                 365,523
TRANSOCEAN INC                   Common   G90078109       $531      6,500   SH             Sole                   6,500
TRANSPORTADORA DE GAS DEL SUR    Common   893870204         $4        559   SH             Sole                     559
UAL CORP                         Common   902549807        $27        696   SH             Sole                     696
Ultra Petroleum Corp             Common   903914109       $613     11,533   SH             Sole                  11,533
VALASSIS COMMUNICATIONS          Common   918866104     $1,857    108,004   SH             Sole                 108,004
VALERO ENERGY CORP               Option   91913Y900    $10,802    167,500        Call      Sole                 167,500
WINN-DIXIE STORES INC            Common   974280307       $224     12,679   SH             Sole                  12,679
Witness Systems, Inc.            Common   977424100       $723     26,813   SH             Sole                  26,813
XLE ENERGY SELECT SECTOR SPDR    Common   81369Y506     $2,694     44,720   SH             Sole                  44,720
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